Costs and Operating Expenses - Summary of Cost and Operating Expenses (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
COSTS AND OPERATING EXPENSES	₸ (2,714,156)	₸ (1,249,867)	₸ (891,486)
Interest expenses and fees	(908,698)	(616,116)	(478,010)
Transaction expenses	(31,603)	(29,494)	(27,470)
Cost of goods and services	(1,179,141)	(303,858)	(166,356)
Technology & product development	(208,580)	(109,553)	(88,657)
Sales & marketing	(146,231)	(43,990)	(21,891)
General & administrative expenses	(78,252)	(32,899)	(29,468)
Provision expenses	₸ (161,651)	₸ (113,957)	₸ (79,634)